Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Investments in associated companies	227,656	207,492
Equity investments	38,473	169,986
Copyrights, licenses and domain names	12,533	108,102
Staff housing loans	58,766	63,006
Non-current deposits	3,198	8,479
Others	1,472	12,051
	342,098	569,116

Yixin
Allocation of the purchase price or investment cost
Allocation of the purchase price or investment cost

The investment was accounted for under the equity method of accounting with allocation of the investment cost as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)
200,000